Risk management - Management adjustments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Risk management [abstract]
Model time lag overlay	€ 0	€ 394
Economic sector based adjustments	341	0
Payment holiday managements	32	244
Reserve Based Lending adjustment	0	25
Mortgage portfolio - house price adjustments	124	0
Other Post Model Adjustments	135	17
Total management adjustments	€ 632	€ 680